UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Ivy Wafford Duke Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2015

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 95.8%	SHARES	VALUE
Aerospace & Defense - 1.6%
Ducommun, Inc.*	168,138	$4,316,102

Airlines - 3.3%
Allegiant Travel Co.	48,499	8,627,002

Banks - 14.8%
East West Bancorp, Inc.	273,379	12,252,847
PrivateBancorp, Inc.	342,847	13,652,167
SVB Financial Group*	86,642	12,474,715
		38,379,729

Commercial Services & Supplies - 7.3%
Deluxe Corp.	183,469	11,375,078
Pitney Bowes, Inc.	369,910	7,697,827
		19,072,905

Communications Equipment - 2.9%
Comtech Telecommunications Corp.	263,345	7,650,172

Consumer Finance - 1.9%
Nelnet, Inc.	111,862	4,844,743

Diversified Consumer Services - 4.8%
Grand Canyon Education, Inc.*	209,964	8,902,474
Strayer Education, Inc.*	81,841	3,527,347
		12,429,821

Diversified Telecommunication Services - 3.5%
Atlantic Tele-Network, Inc.	59,931	4,140,033
Frontier Communications Corp.	1,001,950	4,959,653
		9,099,686

Electronic Equipment & Instruments - 3.4%
Plexus Corp.*	200,157	8,782,889

Energy Equipment & Services - 4.3%
Bristow Group, Inc.	168,161	8,962,981
Tesco Corp.	194,462	2,119,636
		11,082,617

Health Care Equipment & Supplies - 3.2%
Edwards Lifesciences Corp.*	58,767	8,370,184

Health Care Providers & Services - 5.4%
Centene Corp.*	173,425	13,943,370

Hotels, Restaurants & Leisure - 3.0%
Texas Roadhouse, Inc.	209,758	7,851,242

Insurance - 11.5%
American Financial Group, Inc.	149,139	9,700,001
FBL Financial Group, Inc.	63,340	3,655,985
PartnerRe Ltd.	40,974	5,265,159
Symetra Financial Corp.	339,003	8,193,703
The Navigators Group, Inc.*	39,588	3,070,445
		29,885,293

IT Services - 7.2%
DST Systems, Inc.	100,613	12,675,226
TeleTech Holdings, Inc.	220,118	5,960,795
		18,636,021

Machinery - 4.8%
AGCO Corp.	206,917	11,748,747
LB Foster Co.	23,254	804,821
		12,553,568

Marine - 5.4%
Matson, Inc.	333,202	14,007,812

Media - 1.9%
John Wiley & Sons, Inc.	89,088	4,843,715

Multiline Retail - 2.0%
Dillard's, Inc.	49,609	5,218,371

Professional Services - 2.0%
Navigant Consulting, Inc.*	353,007	5,249,214

Wireless Telecommunication Services - 1.6%
Shenandoah Telecommunications Co.	119,311	4,084,016

Total Equity Securities (Cost $216,354,182)		248,928,472

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	$651,905	650,440

Total High Social Impact Investments (Cost $651,905)		650,440

TIME DEPOSIT - 5.0%
State Street Bank Time Deposit, 0.088%, 7/1/15	13,161,830	13,161,830

Total Time Deposit (Cost $13,161,830)		13,161,830

TOTAL INVESTMENTS (Cost $230,167,917) - 101.1%		262,740,742
Other assets and liabilities, net - (1.1%)		(2,826,818)
NET ASSETS - 100%		$259,913,924

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 0.3% of net assets for the Small Cap Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATE	COST
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 96.5%	SHARES	VALUE
Austria - 3.3%
Zumtobel Group AG	114,932	$3,416,887

Brazil - 2.6%
Cosan Ltd.	436,700	2,690,072

Canada - 11.4%
Canadian Solar, Inc.*	137,699	3,938,191
Capstone Infrastructure Corp.	680,472	1,631,016
DIRTT Environmental Solutions*	83,698	433,436
Innergex Renewable Energy, Inc.	201,230	1,713,145
Northland Power, Inc.	174,669	2,215,130
TransAlta Renewables, Inc.	186,374	1,846,633
		11,777,551

China - 12.3%
Beijing Jingneng Clean Energy Co. Ltd.*	5,970,221	2,426,027
China Longyuan Power Group Corp. Ltd.	2,818,000	3,133,595
Daqo New Energy Corp. (ADR)*	27,004	635,944
JinkoSolar Holding Co. Ltd. (ADR)*	117,230	3,460,630
Trina Solar Ltd. (ADR)*	258,097	3,004,249
		12,660,445

France - 3.9%
SunPower Corp.*	142,226	4,040,641

Germany - 5.8%
Capital Stage AG	541,441	3,845,005
PNE Wind AG*	547,187	1,252,345
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie*	77,907	899,348
		5,996,698

Hong Kong - 1.2%
GCL-Poly Energy Holdings Ltd.*	5,512,000	1,272,790

India - 0.7%
Greenko Group plc*	740,189	721,670

Ireland - 2.7%
Eaton Corp. plc	41,785	2,820,070

Italy - 1.2%
Prysmian SpA	55,374	1,196,935

Netherlands - 0.8%
Koninklijke Philips NV	31,308	796,860

Philippines - 2.0%
Energy Development Corp.	12,450,600	2,065,436

Spain - 5.7%
EDP Renovaveis SA	273,960	1,940,313
Gamesa Corporacion Tecnologica SA*	138,515	2,182,981
Saeta Yield SA	172,301	1,800,687
		5,923,981

Taiwan - 1.1%
Epistar Corp.	836,000	1,117,665

United Kingdom - 14.3%
Delphi Automotive plc	32,389	2,755,980
Dialight plc	69,672	559,865
Infinis Energy plc	726,850	2,217,435
Johnson Matthey plc	55,186	2,636,459
National Grid plc	88,431	1,136,416
Renewables Infrastructure Group Ltd.	1,815,035	3,032,622
SIG plc	764,938	2,411,820
		14,750,597

United States - 27.5%
Ameresco, Inc.*	267,442	2,045,931
BorgWarner, Inc.	53,264	3,027,526
Calgon Carbon Corp.	140,760	2,727,929
Covanta Holding Corp.	183,389	3,886,013
First Solar, Inc.*	75,422	3,543,326
FuelCell Energy, Inc.*	637,512	622,785
Itron, Inc.*	59,192	2,038,572
Johnson Controls, Inc.	88,473	4,382,068
MasTec, Inc.*	61,985	1,231,642
NextEra Energy, Inc.	19,682	1,929,426
Quanta Services, Inc.*	72,091	2,077,663
Veeco Instruments, Inc.*	30,791	884,933
		28,397,814

Total Equity Securities (Cost $103,516,784)		99,646,112

CLOSED-END FUNDS - 2.9%
Foresight Solar Fund Ltd.	857,914	1,406,450
Greencoat UK Wind plc	886,781	1,547,903

Total Closed-End Funds (Cost $2,857,693)		2,954,353

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$902,057	902,057

Total Time Deposit (Cost $902,057)		902,057

TOTAL INVESTMENTS (Cost $107,276,534) - 100.3%		103,502,522
Other assets and liabilities, net - (0.3%)		(313,217)
NET ASSETS - 100%		$103,189,305

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Brazil - 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,191,220	$6,170,520
Cia de Saneamento de Minas Gerais-COPASA	822,300	3,624,820
		9,795,340

Canada - 13.2%
Capstone Infrastructure Corp.	4,964,585	11,899,562
Chemtrade Logistics Income Fund	501,359	8,158,714
EnerCare, Inc.	3,262,753	34,786,657
Newalta Corp.	731,436	8,337,825
Pure Technologies Ltd.	2,202,103	12,798,306
		75,981,064

China - 1.5%
Beijing Enterprises Water Group Ltd.*	4,788,000	3,934,488
China Everbright Water Ltd.*	6,237,300	4,560,547
		8,495,035

France - 5.8%
Suez Environnement Co.	1,436,292	26,728,827
Veolia Environnement SA	344,648	7,030,730
		33,759,557

India - 0.8%
Jain Irrigation Systems Ltd.	4,376,758	4,615,253

Israel - 0.5%
Amiad Water Systems Ltd.	1,162,743	2,788,418

Italy - 0.5%
ACEA SpA	243,897	3,098,426

Japan - 3.1%
Ebara Corp.	2,594,000	12,597,699
METAWATER Co. Ltd.	213,500	5,437,820
		18,035,519

Malaysia - 0.6%
YTL Power International Bhd	8,191,900	3,473,904

Mexico - 1.6%

Empresas ICA SAB de CV*	12,068,447	9,373,118

Netherlands - 3.8%
Arcadis NV	794,173	21,852,203

Philippines - 3.2%
Manila Water Co., Inc.	13,167,100	6,993,835
Metro Pacific Investments Corp.	111,317,800	11,677,383
		18,671,218

Switzerland - 4.0%
Georg Fischer AG	25,227	17,340,695
Sulzer AG	53,378	5,490,847
		22,831,542

United Kingdom - 5.7%
Pentair plc	203,375	13,982,031
Rotork plc	1,506,726	5,511,227
Severn Trent plc	209,431	6,853,579
United Utilities Group plc	478,620	6,713,671
		33,060,508

United States - 51.2%
Aegion Corp.*	676,401	12,811,035
American Water Works Co., Inc.	450,716	21,918,319
Aqua America, Inc.	261,573	6,405,923
Calgon Carbon Corp.	1,104,109	21,397,632
California Water Service Group	677,005	15,469,564
Danaher Corp.	250,811	21,466,913
Ecolab, Inc.	25,399	2,871,865
Flowserve Corp.	230,618	12,144,344
Franklin Electric Co., Inc.	187,869	6,073,805
HD Supply Holdings, Inc.*	724,943	25,503,495
Itron, Inc.*	391,525	13,484,121
Mueller Water Products, Inc.	1,374,628	12,509,115
Pico Holdings, Inc.*	1,221,846	17,985,573
Rexnord Corp.*	1,038,858	24,839,095
SJW Corp.	225,345	6,915,838
SPX Corp.	411,798	29,810,057
Tetra Tech, Inc.	747,329	19,161,516
The Toro Co.	214,099	14,511,630
Xylem, Inc.	295,039	10,937,096
		296,216,936

Virgin Islands, British - 0.7%
CT Environmental Group Ltd.	2,870,000	3,813,412

Total Equity Securities (Cost $604,189,911)		565,861,453

TIME DEPOSIT - 3.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$18,255,650	18,255,650

Total Time Deposit (Cost $18,255,650)		18,255,650

TOTAL INVESTMENTS (Cost $622,445,561) - 101.1%		584,117,103
Other assets and liabilities, net - (1.1%)		(6,129,898)
NET ASSETS - 100%		$577,987,205

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 7.6%	PRINCIPAL AMOUNT	VALUE
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	$420,000	$418,928
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	300,000	301,055
Ford Credit Floorplan Master Owner Trust, 1.82%, 1/15/18	150,000	150,410
RenewFund Receivables Trust 2015-1, 3.51%, 4/15/25 (e)	400,000	398,800
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	300,617	315,518
Series III LLC, 4.02%, 7/20/44 (e)	390,993	394,868
Series III LLC, 5.44%, 7/20/44 (e)	195,544	199,142
Sunrun Callisto Issuer LLC, 2015-1, 5.38%, 7/20/45 (e)	1,000,000	999,446
Toyota Auto Receivables Owner Trust:
0.398%, 11/15/17 (r)	500,000	499,359
1.18%, 6/17/19	300,000	299,660

Total Asset-Backed Securities (Cost $3,961,487)		3,977,186

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
GRACE Mortgage Trust, 3.71%, 6/10/28 (e)(r)	400,000	380,572
JP Morgan Chase Commercial Mortgage Securities Trust, 3.931%, 6/10/27 (e)(r)	450,000	453,141
Morgan Stanley Capital I Trust:
2014-CPT F, 3.56%, 7/13/29 (e)(r)	430,000	406,104
2014-CPT G, 3.56%, 7/13/29 (e)(r)	100,000	93,943

Total Commercial Mortgage-Backed Securities (Cost $1,333,855)		1,333,760

CORPORATE BONDS - 45.9%
African Development Bank, 0.75%, 10/18/16	370,000	370,754
American Airlines B Pass Through Trust, 3.70%, 11/1/24	250,000	245,000
American Airlines Group, Inc., 4.625%, 3/1/20 (e)	100,000	96,750
American Express Credit Corp., 0.836%, 3/18/19 (r)	350,000	348,687
American Tower Corp.:
3.45%, 9/15/21	200,000	199,036
4.00%, 6/1/25	200,000	195,479
American Water Capital Corp., 3.40%, 3/1/25	400,000	398,961
Asian Development Bank, 2.125%, 3/19/25	750,000	725,659
AT&T, Inc.:
3.875%, 8/15/21	100,000	103,146
4.75%, 5/15/46	100,000	90,997
Bank of America Corp.:
1.95%, 5/12/18	700,000	699,879
4.125%, 1/22/24	250,000	256,217
3.95%, 4/21/25	250,000	240,798

4.25%, 10/22/26	100,000	97,960
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	250,000	249,521
Capital One Bank, 2.25%, 2/13/19	300,000	298,282
Citigroup, Inc.:
2.50%, 9/26/18	350,000	353,942
3.75%, 6/16/24	100,000	100,592
3.30%, 4/27/25	50,000	48,080
5.90% to 2/15/23, floating rate thereafter to 12/29/49 (r)	50,000	49,250
CNH Industrial Capital LLC:
3.875%, 11/1/15	400,000	401,000
3.875%, 7/16/18 (e)	200,000	200,250
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	279,053	294,401
Cummins, Inc., 4.875%, 10/1/43	250,000	265,848
CVS Health Corp., 2.75%, 12/1/22	400,000	385,610
Digital Realty Trust LP, 3.95%, 7/1/22	500,000	498,963
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 3/1/41	420,000	451,792
European Investment Bank, 2.50%, 10/15/24	200,000	199,636
Ford Motor Co., 4.75%, 1/15/43	125,000	121,200
Ford Motor Credit Co. LLC, 1.209%, 11/4/19 (r)	750,000	747,439
General Electric Co., 2.70%, 10/9/22	345,000	337,260
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	250,000	253,802
3.625%, 1/22/23	200,000	198,738
3.50%, 1/23/25	100,000	96,979
3.75%, 5/22/25	100,000	98,684
Home Depot, Inc., 4.20%, 4/1/43	150,000	144,203
Host Hotels & Resorts LP:
3.75%, 10/15/23	300,000	294,302
4.00%, 6/15/25	300,000	297,771
International Finance Corp., 0.625%, 11/15/16	200,000	199,907
Johnson Controls, Inc., 3.625%, 7/2/24	250,000	250,444
JPMorgan Chase & Co.:
1.232%, 1/23/20 (r)	100,000	100,909
3.625%, 5/13/24	250,000	248,186
3.875%, 9/10/24	500,000	491,953
KFW, 1.75%, 10/15/19	200,000	201,167
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	50,000	50,125
Masco Corp., 4.45%, 4/1/25	100,000	100,250
Massachusetts Institute of Technology, 3.959%, 7/1/38	375,000	373,526
Methanex Corp., 5.65%, 12/1/44	200,000	192,415
Mondelez International, Inc.:
0.798%, 2/1/19 (r)	350,000	346,066
2.25%, 2/1/19	200,000	200,323
Morgan Stanley:
2.20%, 12/7/18	600,000	603,430
1.266%, 6/16/20 (r)	350,000	349,495
5.00%, 11/24/25	100,000	104,686
3.95%, 4/23/27	100,000	94,289
NextEra Energy Capital Holdings, Inc., 1.586%, 6/1/17	200,000	200,434

Nissan Motor Acceptance Corp.:
0.981%, 9/26/16 (e)(r)	250,000	251,195
2.35%, 3/4/19 (e)	100,000	100,799
Nordic Investment Bank, 2.25%, 9/30/21	750,000	758,478
North American Development Bank, 2.40%, 10/26/22	1,000,000	970,346
NRG Yield Operating LLC, 5.375%, 8/15/24 (e)	500,000	503,750
Prologis LP, 3.35%, 2/1/21	250,000	255,369
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	302,552
Regency Centers LP, 3.75%, 6/15/24	750,000	749,635
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	610,315
3.192%, 4/27/18	200,000	205,448
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	700,000	710,500
Verizon Communications, Inc.:
1.053%, 6/17/19 (r)	500,000	496,860
2.625%, 2/21/20	200,000	199,550
4.862%, 8/21/46	400,000	374,366
Virgin Australia Trust:
7.125%, 10/23/18 (e)	195,440	200,483
6.00%, 4/23/22 (e)	514,059	532,668
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	998,618
Wells Fargo & Co., 3.90%, 5/1/45	80,000	71,996
Whirlpool Corp.:
6.50%, 6/15/16	500,000	524,928
3.70%, 5/1/25	400,000	397,332
Xerox Corp., 2.80%, 5/15/20	200,000	199,350

Total Corporate Bonds (Cost $24,134,042)		23,979,011

MUNICIPAL OBLIGATIONS - 4.1%
Massachusetts Clean Water Trust Revenue Bonds, 5.192%, 8/1/40	150,000	174,249
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	296,087
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	511,825
Southern California Public Power Authority Revenue Bonds, 5.943%, 7/1/40	1,000,000	1,152,200

Total Municipal Obligations (Cost $2,114,246)		2,134,361

SOVEREIGN GOVERNMENT BONDS - 0.7%
Export Development Canada, 0.875%, 1/30/17	150,000	150,442
Kommunalbanken AS, 0.75%, 11/21/16 (e)	200,000	200,268

Total Sovereign Government Bonds (Cost $349,722)		350,710

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.9%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	801,272
3.16%, 6/1/33	200,000	197,607

Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	499,368

Total U.S. Government Agencies and Instrumentalities (Cost $1,497,949)		1,498,247

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.7%
Fannie Mae:
3.11%, 7/1/23	145,770	150,538
3.00%, 8/18/30	400,000	413,544
3.50%, 8/18/30	435,000	457,919
3.00%, 8/13/45	575,000	571,373
3.50%, 8/13/45	1,410,000	1,449,326
4.00%, 8/13/45	925,000	977,851

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,011,372)		4,020,551

U.S. TREASURY OBLIGATIONS - 25.4%
United States Treasury Bonds, 2.50%, 2/15/45	2,412,000	2,122,753
United States Treasury Notes:
0.06%, 1/31/16 (r)	1,000,000	999,992
0.084%, 4/30/16 (r)	1,000,000	1,000,192
0.625%, 6/30/17	1,765,000	1,764,310
1.625%, 6/30/20	5,825,000	5,824,546
2.125%, 6/30/22	100,000	100,422
2.125%, 5/15/25	1,485,000	1,458,084

Total U.S. Treasury Obligations (Cost $13,273,496)		13,270,299

TIME DEPOSIT - 25.0%
State Street Bank Time Deposit, 0.088%, 7/1/15	13,034,985	13,034,985

Total Time Deposit (Cost $13,034,985)		13,034,985

TOTAL INVESTMENTS (Cost $63,711,154) - 121.8%		63,599,110
Other assets and liabilities, net - (21.8%)		(11,368,451)
NET ASSETS - 100%		$52,230,659

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	2	9/15	$308,125	$59

Sold:
2 Year U.S. Treasury Notes	7	9/15	1,532,563	(1,543)
10 Year U.S. Treasury Notes	39	9/15	4,920,703	31,552
Total Sold				$30,009

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Small Cap, Calvert Global Energy Solutions Fund (formerly known as Calvert Global
Alternative Energy Fund), Global Water, and Green Bond. Small Cap is registered as a diversified portfolio, while Global Energy Solutions, Global Water, and Green Bond are each registered as non-diversified portfolios. The operations of each series are accounted for separately. Small Cap offers four classes of shares – Classes A, C, I, and Y. Global Energy Solutions and Global Water each offer four classes of shares – Classes A, C, I, and Y. Green Bond offers three classes of shares – Classes A, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Green Bond). Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Global Energy Solutions and Global Water have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Small Cap	$650,440	0.3%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2015, based on the inputs used to value them:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$248,928,472	-	-	$248,928,472
High social impact investments	-	$650,440	-	650,440
Time deposit	-	13,161,830	-	13,161,830
TOTAL	$248,928,472	$13,812,270	-	$262,740,742

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Global Energy Solutions	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$99,646,112	$-	-	$99,646,112
Closed-end fund	2,954,353	-	-	2,954,353
Time deposit	-	902,057	-	902,057
TOTAL	$102,600,465	$902,057	-	$103,502,522

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$565,861,453	-	-	$565,861,453
Time deposit	-	$18,255,650	-	18,255,650
TOTAL	$565,861,453	$18,255,650	-	$584,117,103

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Green Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$3,977,186	-	$3,977,186
Commercial mortgage-backed securities	-	1,333,760	-	1,333,760
Corporate debt	-	23,979,011	-	23,979,011
Municipal obligations	-	2,134,361	-	2,134,361
Sovereign government bonds	-	350,710	-	350,710
U.S. government agencies and instrumentalities	-	1,498,247	-	1,498,247
U.S. government agency mortgage-backed securities	-	4,020,551	-	4,020,551
U.S. treasury obligations	-	13,270,299	-	13,270,299
Time deposit	-	13,034,985	-	13,034,985
TOTAL	-	$63,599,110	-	$63,599,110

Other financial instruments**	$30,068	-	-	$30,068

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Green Bond used U.S. Treasury obligation futures contracts to hedge against interest rate changes and to manage overall duration of the portfolio. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended June 30, 2014, Green Bond invested in 2 year, 5 year, 10 year U.S. Treasury Notes futures and 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 12 contracts and $129,757 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Green Bond and annually by Small Cap, Global Energy

Solutions, and Global Water. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Prior to February 2, 2015, the Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Small Cap	Global Energy Solutions
Federal income tax cost of investments	$230,172,943	$108,356,778
Unrealized appreciation	$44,066,382	$6,374,959
Unrealized depreciation	(11,498,583)	(11,229,215)
Net unrealized appreciation/ (depreciation)	$32,567,799	($4,854,256)

	Global Water	Green Bond
Federal income tax cost of investments	$632,531,820	$63,728,401
Unrealized appreciation	$11,689,864	$155,053
Unrealized depreciation	(60,104,581)	(284,344)
Net unrealized appreciation/ (depreciation)	($48,414,717)	($129,291)

Capital Loss Carryforwards
Expiration Date:	Global Energy Solutions
30-Sep-17	($21,115,915)
30-Sep-18	(56,693,584)
30-Sep-19	(43,799,530)
No Expiration Date:
Long-term	($62,688,434)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer – Principal Financial Officer
Date:    August 27, 2015